Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales of available-for-sale securities	¥ 24,440	¥ 34,587	¥ 16,705
Gross realized gains	3,323	5,858	1,196
Gross realized losses	¥ 460	¥ 1,156	¥ 1,162